NOTE 10 - STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Mar. 30, 2021	Sep. 30, 2020	Jun. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 30, 2020	Dec. 30, 2019
Class of Stock [Line Items]
Preferred Stock, Shares Authorized	25,000,000						25,000,000		25,000,000	25,000,000
Preferred Stock, Par or Stated Value Per Share	$ 0.001						$ 0.001		$ 0.001	$ 0.001
Preferred Stock, Voting Rights							The holder of the Special 2019 Series A Preferred Stock is entitled to 60% of all votes entitled to vote at each meeting of stockholders of the Corporation (and written actions of stockholders in lieu of meetings) with respect to any and all matters presented to the stockholders of the Corporation for their action or consideration
Stock Issued During Period, Value, Other			$ 60,000				$ 60,000
Treasury Stock, Preferred, Shares									1	1
Common Stock, Shares Authorized	3,000,000,000						3,000,000,000		3,000,000,000	3,000,000,000
Common Stock, Par or Stated Value Per Share	$ 0.01						$ 0.01		$ 0.01	$ 0.01
Stock Issued During Period, Value, Issued for Services			60,000
[custom:PreferredBSharesConvertedToCommonSharesValue]			$ (6,000)				$ (6,000)
[custom:CommonStockIssuedForSettlementOfDebtValue1]		$ 45,000					45,000
Professional Fees	$ 123,265				$ 42,512		1,795,560	103,419	$ 268,620	$ 274,095
Gain (Loss) on Extinguishment of Debt							$ 5,000
Common Stock, Shares, Outstanding	140,102,075						140,102,075		132,565,225	126,902,749
Common Stock, Shares, Issued	140,102,075						140,102,075		132,565,225	126,902,749
Founder Loan [Member]
Class of Stock [Line Items]
[custom:PreferredBSharesConvertedToCommonSharesValue]							$ 6,000
Promissory Notes Issued In Fiscal Year 2019 [Member]
Class of Stock [Line Items]
Convertible Debt									$ 25,000
Advisory Board [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Issued for Services							510,200
Stock Issued During Period, Value, Issued for Services							$ 1,532,641
Investor Relations [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Issued for Services							24,000
Stock Issued During Period, Value, Issued for Services							$ 60,000
Common Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Other
Stock Issued During Period, Value, Other
Stock Issued During Period, Shares, Issued for Services			24,000
Stock Issued During Period, Value, Issued for Services			$ 240
[custom:PreferredBSharesConvertedToCommonSharesShares]			2,650				2,650
[custom:PreferredBSharesConvertedToCommonSharesValue]			$ (27)
[custom:CommonStockIssuedForSettlementOfDebtShares]		4,500,000					4,500,000		439,998	9,861,345
[custom:CommonStockIssuedForSettlementOfDebtValue1]		$ 45,000					$ 45,000		$ 403,880	$ 632,136
Stock Issued During Period, Shares, Conversion of Convertible Securities		2,500,000				439,998	2,500,000
Consultancy Fee [Member]
Class of Stock [Line Items]
Professional Fees							$ 50,000
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized	1						1		1	1
Preferred Stock, Par or Stated Value Per Share	$ 0.001						$ 0.001		$ 0.001		$ 0.001	$ 0.001
Preferred Stock, Voting Rights									The holder of the Special 2019 Series A Preferred Stock is entitled to 60% of all votes entitled to vote at each meeting of stockholders of the Corporation (and written actions of stockholders in lieu of meetings) with respect to any and all matters presented to the stockholders of the Company for their action or consideration.
Preferred stock, shares issued	1						1		0	0
Preferred stock, shares outstanding	1						1		0
Treasury Stock, Preferred, Shares									1
Series A Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Other			1				1
Stock Issued During Period, Value, Other							$ 60,000
Stock Issued During Period, Shares, Issued for Services
Stock Issued During Period, Value, Issued for Services
[custom:PreferredBSharesConvertedToCommonSharesShares]
[custom:PreferredBSharesConvertedToCommonSharesValue]
[custom:CommonStockIssuedForSettlementOfDebtShares]
[custom:CommonStockIssuedForSettlementOfDebtValue1]
Stock Issued During Period, Shares, Conversion of Convertible Securities
Preferred Class B [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized	12,000,000						12,000,000		12,000,000
Preferred Stock, Par or Stated Value Per Share	$ 0.001						$ 0.001		$ 0.001
Preferred stock, shares issued	0						0		2
Preferred stock, shares outstanding	0						0		2
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized									12,000,000	12,000,000
Preferred Stock, Par or Stated Value Per Share									$ 0.001	$ 0.001
Preferred stock, shares issued									2	0
Preferred stock, shares outstanding									2
Preferred Stock, Conversion Basis				Holders of the Series B Preferred Stock shall after two years of issuance, convert this Class B Preferred Stock based on each Class B Preferred Share equaling .00001% of the total issued and outstanding Common shares of the Company. In the event of a merger, reorganization, recapitalization or similar event of or with respect to the Corporation (other than a Corporate Change in which the Corporation is the surviving entity), this Class B Preferred Stock shall be converted based on each Class B Preferred Share equaling .00001% of the total issued and outstanding shares of common stock of the Company
Series B Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Other
Stock Issued During Period, Value, Other
Conversion of Stock, Amount Converted							$ 2
Conversion of Stock, Amount Issued							$ 2,650
Stock Issued During Period, Shares, Issued for Services
Stock Issued During Period, Value, Issued for Services
[custom:PreferredBSharesConvertedToCommonSharesShares]			(2)
[custom:PreferredBSharesConvertedToCommonSharesValue]
[custom:CommonStockIssuedForSettlementOfDebtShares]
[custom:CommonStockIssuedForSettlementOfDebtValue1]
Stock Issued During Period, Shares, Conversion of Convertible Securities